Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements
(8) Fair Value Measurements
Assets and Liabilities Measured at Fair Value on a
Non-recurring
Basis
The Company’s
non-financial
assets, such as goodwill, intangible assets, property and equipment, operating lease right-of-use
assets, and cryptocurrencies in 2024 prior to the adoption of ASU
2023-08,
are adjusted down to fair value when an impairment charge is recognized. Certain fair value measurements are based predominantly on Level 3 inputs.
No
impairment charges related to goodwill, intangible assets, operating lease right-of-use
assets and property and equipment have been recognized for the years ended December 31, 2025 and 2024.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Subsequent to the adoption of ASU
2023-08
on January 1, 2025, cryptocurrencies are measured at fair value on a recurring basis.

Assets and Liabilities Not Measured and Recorded at Fair Value
The Company considers the carrying value of cash and cash equivalents, accounts receivable, accounts payable and accrued expenses (excluding contingent consideration) in the consolidated financial statements to approximate fair value due to their short maturities.
The Company estimates the fair value of its fixed-rate notes payable based on quoted prices in markets that are not active, which is considered a Level 2 valuation input. As of December 31, 2025, the estimated fair value of the fixed-rate notes were approximately $19.7 million and the carrying value was $20.3 million. As of December 31, 2024, the estimated fair value of the fixed-rate notes were approximately $39.3 million and the carrying value was $39.5 million.
The carrying value of the notes payable related to the Company’s franchise profit sharing arrangements was initially determined as the initial investment amount and is updated quarterly using a retrospective interest method. The effective interest rate used is determined based on actual and projected profit sharing payments which are generally unobservable inputs and are considered Level 3 fair value estimates. As of December 31, 2025 and 2024, the estimated carrying value and fair value of the notes payable related to the franchise profit sharing arrangements was approximately $40.1 million and $16.7 million, respectively.